Paycheck Protection Program Loan (Tables)	12 Months Ended
Dec. 31, 2020
Archer Aviation Inc | PPP Loan
Paycheck Protection Program Loan [Line ltems]
Schedule of future principal payments under the PPP loan agreement

Years ending December 31,
2021	$645
2022	260
$905